Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Disposal of Subsidiaries
15.
DISPOSAL OF SUBSIDIARIES

The Group disposed certain consolidated entities during each of the year ended December 31, 2022, 2023 and 2024. These transactions were not a strategic shift of the business and did not have a material impact on the Group’s business. As such, the disposals did not qualify as discontinued operations. The Group received disposal consideration of RMB41, nil and nil in 2022, 2023 and 2024, respectively and recorded gain of RMB1,390 and RMB43,715 and loss of RMB838 in disposals of subsidiaries for the years ended December 31, 2022, 2023 and 2024, respectively.